NOTE 6 – INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
NOTE 6 – INVESTMENTS

NOTE 6 – INVESTMENTS

Investments are measured at fair value at each reporting period, with fluctuations reported as unrealized gains or losses in the Other Income (Expenses) section of the Statements of Operations.

As of December 31, 2020 and 2019, Investments consisted of the following:

	Investment	Total
At December 31, 2019	$15,376	$15,376
Unrealized loss	(15,349)	(15,349)
Effects of currency translation	(27)	(27)
At December 31, 2020	$—	$—
At December 31, 2019	$15,376	$15,376

In 2019, the Company purchased a 10% stake in E& Supplements Ltd., a company that formulates and sells food supplements in the United Kingdom.

In the year, the fair value of the investment was assessed. As a result, the carrying amount of E& Supplements Ltd. was written down to $nil, resulting in an unrealized loss of $15,349.